Particulars of Employees (including Directors) (Details) - employee	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
The average number of staff employed by the group during the period (including directors):
Number of operational staff	10,541	10,606
Number of administrative staff	1,250	1,140
Number of management staff	8	9
Total	11,799	11,755